Cover Document	Jul. 15, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 15, 2021
Entity Registrant Name	FARO TECHNOLOGIES, INC.
Entity Incorporation, State or Country Code	FL
Entity File Number	0-23081
Entity Tax Identification Number	59-3157093
Entity Address, Address Line One	250 Technology Park
Entity Address, City or Town	Lake Mary
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32746
City Area Code	407
Local Phone Number	333-9911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.001
Trading Symbol	FARO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000917491